Employee Benefits (Post-Employments) - Summary of Expected Maturity Analysis of Pension and Medical Benefits (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 35,405	$ 36,855
Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	996	887
AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	12,236	10,802
Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	112	$ 85
Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	16,688
Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	5,373
Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2,209
Not later than one year [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	34
Not later than one year [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	417
Not later than one year [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	4
Not later than one year [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,278
Not later than one year [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	476
Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2,047
Later than one year and not later than two years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	33
Later than one year and not later than two years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	439
Later than one year and not later than two years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	3
Later than one year and not later than two years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,163
Later than one year and not later than two years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	409
Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2,020
Later than two years and not later than three years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	32
Later than two years and not later than three years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	458
Later than two years and not later than three years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	3
Later than two years and not later than three years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,137
Later than two years and not later than three years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	390
Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,991
Later than three years and not later than four years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	32
Later than three years and not later than four years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	476
Later than three years and not later than four years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	3
Later than three years and not later than four years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,108
Later than three years and not later than four years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	372
Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	27,138
Later than five years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	865
Later than five years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	10,446
Later than five years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	99
Later than five years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	12,002
Later than five years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 3,726